Intangibles	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangibles [Text Block]
5.	Intangibles
Details of the Intangibles are as follows:
	Year ended December 31,
	2020	2019
Intangibles - beginning of period	$24,380	$24,185
Additions	62	195
Amortization	(52)	—
Intangibles - end of period	24,390	24,380
Gross carrying value	24,442	24,380
Accumulated amortization and impairment	$(52)	$—

In October 2017, the Company entered into an agreement with EIP Credit Co., LLC to reserve wetland mitigation bank credits the Company can use for the Project for a minimum of five years in exchange for an initial down payment applicable to the purchase price, contractual transfer of certain lands, and annual option payments not applicable to the purchase price.  Annual option payments of $0.250 million are expensed as incurred whereas option exercise payments are recorded to Intangibles and transferred to Mineral Property, Plant and Equipment once placed into service.  As at December 31, 2020, the carrying amount of wetland mitigation bank credit intangibles was $24.185 million (December 31, 2019 - $24.185 million).

During 2020, the Company capitalized $0.062 million related to software costs (December 31, 2019 - $0.195 million).  As at December 31, 2020, the carrying amount of software intangibles was $0.205 million (December 31, 2019 - $0.195 million).